Subsequent Events (Details) ¥ in Thousands, $ in Thousands	Aug. 08, 2021 USD ($)	Aug. 08, 2018 CNY (¥)	Aug. 08, 2018 USD ($)
Subsequent Events
Principal amount	$ 175,000	¥ 1,195,478	$ 175,000